Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	Squarespace, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40393
Entity Tax Identification Number	20-0375811
Entity Address, Address Line One	225 Varick Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	646
Local Phone Number	580-3456
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	SQSP
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001496963
Amendment Flag	false